Summary of Significant Accounting Policies - Other Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment [Line Items]
Translation adjustment functional to reporting currency, increase (decrease), gross of tax	$ (0.7)	$ (0.4)	$ (2.0)
Minimum
Impairment [Line Items]
Property, plant and equipment, useful life	3 years
Weighted-Average Remaining Lease Term	5 years
Maximum
Impairment [Line Items]
Property, plant and equipment, useful life	5 years
Weighted-Average Remaining Lease Term	8 years